Equity Investment in Real Estate and the REITs (Details 2) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Equity Method Investment Summarized Financial Information Income Statement [Abstract]
Income from equity investments in real estate and REITs	$ 13,986,000	$ 6,216,000	$ 51,228,000	$ 30,992,000	$ 13,425,000
Equity investments in real estate			206,000	1,394,000	0
Other Equity Investment Information [Abstract]
Termination Revenue			31,200,000
Shares Received From REIT Arising From Merger			13,260,091
Additional Shares Purchased			13,750,000
Value Of Additional Shares Purchased			121,000,000
Payment For Special Interest			300,000
Fair Value Of Shares Converted During Merger			118,000,000
Gain Recorded Resulting From Shares Exchanged In Merger			2,800,000
Significant Equity Investee Percentage			20.00%
REITs [Member]
Equity Method Investment Summarized Financial Information [Abstract]
Equity Method Investment Summarized Financial Information Assets	9,466,456,000		9,184,111,000	8,533,899,000
Equity Method Investment Summarized Financial Information Liabilities	(4,991,866,000)		(4,896,116,000)	(4,632,709,000)
Equity Method Investment, Summarized Financial Information, Noncontrolling Interest	(335,461,000)		(330,873,000)	(376,560,000)
Equity Method Investment, Summarized Financial Information, Redeemable Noncontrolling Interest	(21,946,000)		(21,306,000)	(21,805,000)
Equity Method Investment Summarized Financial Information Equity Or Capital	4,117,183,000		3,935,816,000	3,502,825,000
Equity Method Investment Summarized Financial Information Income Statement [Abstract]
Revenues	211,455,000	158,297,000	787,094,000	734,758,000	695,904,000
Expenses	(175,666,000)	(126,330,000)	(605,437,000)	(529,328,000)	(624,795,000)
Net Income from continuing operations	35,789,000	31,967,000	181,657,000	205,430,000	71,109,000
Net Income (loss) attributable to the equity investments in real estate and REITs	34,883,000	29,683,000	123,479,000	189,155,000	(5,173,000)
Income from equity investments in real estate and REITs	1,800,000	1,800,000	16,900,000	10,500,000	(2,500,000)
Reduction in income from equity method investments	100,000	700,000	7,800,000	3,000,000	11,500,000
Real Estate [Member]
Equity Method Investment Summarized Financial Information [Abstract]
Equity Method Investment Summarized Financial Information Assets	1,041,544,000		1,026,124,000	1,151,859,000
Equity Method Investment Summarized Financial Information Liabilities	(717,985,000)		(706,244,000)	(818,238,000)
Equity Method Investment Summarized Financial Information Equity Or Capital	323,559,000		319,880,000	333,621,000
Equity Method Investment Summarized Financial Information Income Statement [Abstract]
Revenues	27,986,000	30,915,000	118,819,000	146,214,000	119,265,000
Expenses	(18,813,000)	(19,668,000)	(75,992,000)	(79,665,000)	(61,519,000)
Net Income from continuing operations	9,173,000	11,247,000	42,787,000	66,549,000	57,746,000
Net Income (loss) attributable to the equity investments in real estate and REITs	9,173,000	2,685,000	34,225,000	66,549,000	57,746,000
Income from equity investments in real estate and REITs	3,300,000	2,600,000	13,100,000	16,000,000	13,800,000
Reduction in income from equity method investments		$ 400,000	$ 400,000